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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
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Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   02/14/2011
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 82
                                            --------------------------------

Form 13F Information Table Value Total:     $        99,756
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA SVC GROUP INC COM      common           02364L109     1029    67956 SH       Sole                    13430             54526
Aastrom Biosciences, Inc.      common           00253u305     1221   476840 SH       Sole                    94393            382447
Active Power, Inc.             common           00504W100      198    80460 SH       Sole                    41750             38710
Adept Technology, Inc.         common           006854202      183    40710 SH       Sole                    20917             19793
Akorn Inc.                     common           009728106     4207   693155 SH       Sole                   162750            530405
Alexco Resource Corporation    common           01535p106     1233   150560 SH       Sole                    29645            120915
Allot Communications, Inc.     common           m0854q105      507    43575 SH       Sole                    22570             21005
Amarin Corporation PLC         common           023111206      753    91840 SH       Sole                    46950             44890
Amtech Systems, Inc.           common           032332504     1638    65146 SH       Sole                    12793             52353
Anadigics, Inc.                common           032515108      283    40800 SH       Sole                    21865             18935
Assisted Living Concepts, Inc. common           04544x300     1377    42325 SH       Sole                     8255             34070
AtriCure Inc.                  common           04963c209     2167   211033 SH       Sole                    55469            155564
CalAmp Corporation             common           128126109      204    65090 SH       Sole                    33020             32070
Cedar Fair LP                  common           150185106     1201    79240 SH       Sole                    15580             63660
Ceradyne Inc.                  common           156710105     1796    56955 SH       Sole                    11185             45770
China Medical Technologies, In common           169483104      206    18300 SH       Sole                     9550              8750
Cogo Group, Inc.               common           192448108     1938   218990 SH       Sole                    53290            165700
Commercial Vehicle Group Inc.  common           202608105     1257    77370 SH       Sole                    15315             62055
Cosi, Inc.                     common           22122p101      224   188655 SH       Sole                    98620             90035
Cost Plus, Inc.                common           221485105     1248   128660 SH       Sole                    25550            103110
Crocs, Inc.                    common           227046109      352    20555 SH       Sole                    10605              9950
Cypress Semiconductor Corporat common           232806109      363    19560 SH       Sole                    10460              9100
DDI Corporation                common           233162502     2020   171810 SH       Sole                    41675            130135
DexCom Inc.                    common           252131107     1213    88855 SH       Sole                    17465             71390
Energy XXI, Ltd.               common           g10082140     2140    77333 SH       Sole                    20473             56860
Exeter Resources Corporation   common           301835104      198    31910 SH       Sole                    16715             15195
Flotek Industries, Inc.        common           343389102     1987   364505 SH       Sole                    72470            292035
Fronteer Gold Inc.             common           359032109     1924   164030 SH       Sole                    32315            131715
Furmanite Corporation          common           361086101     1208   174760 SH       Sole                    34605            140155
Gentium SpA                    common           37250b104      313    44690 SH       Sole                    22865             21825
Geokinetics Inc.               common           372910307     1975   212603 SH       Sole                    41802            170801
Glimcher Realty Trust          common           379302102      342    40690 SH       Sole                    21090             19600
Glu Mobile Inc.                common           379890106     1544   745758 SH       Sole                   147340            598418
Great Basin Gold Ltd.          common           390124105      348   117420 SH       Sole                    60705             56715
Greenbriar Companies Inc.      common           393657101     1723    82110 SH       Sole                    16160             65950
Heely's Inc.                   common           42279m107     1113   366200 SH       Sole                    72375            293825
ION GEOPHYSICAL CORP COM       common           462044108      301    35450 SH       Sole                    18595             16855
Inuvo Inc.                     common           46122w204      856   167172 SH       Sole                    33300            133872
Kemet Corporation              common           488360207      376    25759 SH       Sole                    13270             12489
Krispy Kreme Doughnuts, Inc.   common           501014104      330    47225 SH       Sole                    24725             22500
Lo Jack Corporation            common           539451104     2045   316571 SH       Sole                    62348            254223
Luby's, Inc.                   common           549282101     1696   270498 SH       Sole                    53386            217112
MGP Ingredients, Inc.          common           55302G103      319    28895 SH       Sole                    14605             14290
MIPS Technologies, Inc.        common           604567107      280    18455 SH       Sole                     9635              8820
MRV Communications, Inc.       common           553477100     1953  1091160 SH       Sole                   214085            877075
Marchex Inc.                   common           56624r108     1642   172115 SH       Sole                    33975            138140
Morgans Hotel Group Company    common           61748w108     1623   178990 SH       Sole                    35260            143730
Motorcar Parts of America Inc. common           620071100     1948   149405 SH       Sole                    29430            119975
NAVISITE INCCOM NEW            common           63935M208      309    83330 SH       Sole                    45610             37720
NORTHGATE MINERALS CORP COM    common           666416102     1868   583610 SH       Sole                   115235            468375
Neurocrine Biosciences Inc.    common           64125c109     2113   276630 SH       Sole                    68800            207830
Odyssey Marine Exploration Inc common           676118102     1967   707415 SH       Sole                   139135            568280
PC Connection Inc.             common           69318j100     1484   167466 SH       Sole                    33051            134415
PRG SCHULTZ INTL INC COM NEW   common           69357C503      267    42125 SH       Sole                    21370             20755
Pan American Silver Corporatio common           697900108     2038    49465 SH       Sole                     9655             39810
PharmAtene Inc.                common           71714g102     1516   358420 SH       Sole                    87310            271110
QuikLogic Corporation          common           74837p108      273    42725 SH       Sole                    22260             20465
RSC Holdings, Inc.             common           74972L102      263    26990 SH       Sole                    14155             12835
Radian Group Inc.              common           750236101      221    27370 SH       Sole                    14330             13040
Ramtron International Corporat common           751907304      315    93805 SH       Sole                    51210             42595
SXC Health Solutions Corporati common           78505p100      385     8980 SH       Sole                     4550              4430
Shuffle Master, Inc.           common           825549108      252    22000 SH       Sole                    11340             10660
Shutterfly Inc.                common           82568p304     2509    71905 SH       Sole                    14075             57830
Silicon Image, Inc.            common           82705t102     2497   339665 SH       Sole                    82585            257080
Sinclair Broadcasting Group, I common           829226109     1357   165920 SH       Sole                    33045            132875
Sunopta, Inc.                  common           8676ep108     2581   330030 SH       Sole                    80060            249970
TITAN INTL INC ILL COM         common           88830M102     1727    88365 SH       Sole                    23130             65235
TPC Group, Inc.                common           89236y104      330    10870 SH       Sole                     5680              5190
The Corporate Executive Board  common           21988r102     1877    49990 SH       Sole                     9735             40255
Titan Machinery, Inc.          common           88830r101      980    50775 SH       Sole                    11505             39270
Twin Disc Inc.                 common           901476101     1874    62750 SH       Sole                    12430             50320
UTStarcom Inc.                 common           918076100     1418   688110 SH       Sole                   134910            553200
Ultratech Inc.                 common           904034105     1710    86000 SH       Sole                    20795             65205
Vertro Inc.                    common           92535g204     1429   289857 SH       Sole                    57188            232669
Vocus, Inc.                    common           92858j108     2028    73315 SH       Sole                    18095             55220
Voyager Oil & Gas Inc.         common           92911k100     1443   267165 SH       Sole                    52780            214385
Wabash National Corporation    common           929566107      339    28605 SH       Sole                    14935             13670
Western Refining Inc.          common           959319104     1630   154090 SH       Sole                    30455            123635
eMagin Corporation             common           29076N206     1061   176765 SH       Sole                    35350            141415
iGo Inc.                       common           449593102     2780   724010 SH       Sole                   178810            545200
inContact, Inc.                common           45336e109      294    89630 SH       Sole                    45425             44205
interCLICK Inc. NEW            common           458483203     1621   301820 SH       Sole                    77627            224193
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